DWS Multi-Asset Conservative Allocation Fund Annual Fund Operating Expenses - Class ACS [Member] - DWS Multi-Asset Conservative Allocation Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.53%	[1]
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.97%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.62%	[1]
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	1.97%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	1.72%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%	[1]
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.72%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.54%, 0.63% and 0.52% for Class A, Class C and Class S, respectively, had proxy expenses been included.